                              Goldman Sachs Trust
                      Goldman Sachs Domestic Equity Funds

                              Institutional Shares
                                 Service Shares
                            Class A, B and C Shares

                      Supplement dated October 1, 1999 to
                       Prospectuses dated April 30, 1999

 Under "Service Providers," subsection "Fund Managers--Value Team," the following portfolio manager should be added:

                                                  Years
                                                  Primarily   Five Year Employment
 Name and Title   Fund Responsibility             Responsible History
--------------------------------------------------------------------------------------
 Eileen Rominger       Senior Portfolio Manager--    Since    Ms. Rominger joined the
 Managing              Growth and Income             1999     Investment Adviser as a
 Director              Mid Cap Value                          senior portfolio manager
                       Small Cap Value                        in 1999. From 1981 to
                                                              1999, she worked at
                                                              Oppenheimer Capital,
                                                              most recently as a
                                                              senior portfolio
                                                              manager.
--------------------------------------------------------------------------------------

 Under "Service Providers," subsection "Fund Managers--Growth Equity Invest-ment Team," the following portfolio managers should be added:

                                                  Years
                                                  Primarily   Five Year Employment
 Name and Title   Fund Responsibility             Responsible History
--------------------------------------------------------------------------------------
 Steve Barry           Senior Portfolio Manager--    Since    Mr. Barry joined the
 Vice President        Growth Opportunities          1999     Investment Adviser as a
                                                              portfolio manager in
                                                              1999. From 1988 to 1999,
                                                              he was a portfolio
                                                              manager at Alliance
                                                              Capital Management.
--------------------------------------------------------------------------------------
 Scott Kolar           Portfolio Manager--           Since    Mr. Kolar joined the
 Associate             Capital Growth                1999     Investment Adviser as an
                       Strategic Growth                       equity analyst in 1997
                                                              and became a portfolio
                                                              manager in 1999. From
                                                              1994 to 1997, he was an
                                                              equity analyst and
                                                              information systems
                                                              specialist at Liberty.
--------------------------------------------------------------------------------------

EQDOMSTK1099
509873

Under Appendix B Financial Highlights, the following replaces the financial highlights for the Real Estate Securities Fund:


                                         Income from          Distributions to
                                  investment operations(a)      shareholders
                                  ------------------------- ---------------------
                                              Net realized
                        Net asset            and unrealized            In excess
                         value,      Net     gain (loss) on  From net    of net
                        beginning investment   investment   investment investment
                        of period   income    transactions    income     income
---------------------------------------------------------------------------------
For The Six Months Ended June 30, (unaudited)
1999 - Class A Shares     $9.20     $0.21e       $0.60e       $(0.17)    $ --
1999 - Class B Shares      9.27      0.20e        0.59e        (0.15)      --
1999 - Class C Shares      9.21      0.21e        0.57e        (0.15)      --
1999 - Institutional
Shares                     9.21      0.22e        0.61e        (0.18)      --
1999 - Service Shares      9.21      0.20e        0.61e        (0.16)      --
---------------------------------------------------------------------------------
For The Period Ended December 31,
1998 - Class A Shares
(commenced July 27)       10.00      0.15        (0.80)        (0.15)      --
1998 - Class B Shares
(commenced July 27)       10.00      0.14e       (0.83)e       (0.04)      --
1998 - Class C Shares
(commenced July 27)       10.00      0.22e       (0.91)e       (0.10)      --
1998 - Institutional
Shares (commenced July
27)                       10.00      0.31e       (0.95)e       (0.15)      --
1998 - Service Shares
(commenced July 27)       10.00      0.25e       (0.91)e       (0.13)      --
---------------------------------------------------------------------------------


a Includes the balancing effect of calculating per share amounts.
b Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
c Annualized.
d Not annualized.
e Calculated based on the average shares outstanding methodology.

                                                                                Ratios assuming
                                                                              no voluntary waiver
                                                                                    of fees
                                                                             or expense limitations
                                                                           --------------------------
                                                               Ratio of                   Ratio of
Net increase                        Net assets   Ratio of   net investment  Ratio of   net investment
  (decrease)   Net asset            at end of  net expenses   income to    expenses to     income     Portfolio
 in net asset  value, end   Total     period    to average     average     average net   to average   turnover
    value      of period  return(b) (in 000s)   net assets    net assets     assets      net assets     rate
---------------------------------------------------------------------------------------------------------
    $0.64        $9.84       8.91%d  $112,430      1.44%c        4.47%c       2.02%c        3.89%c      8.89%d
     0.64         9.91       8.63d        161      2.19c         4.09c        2.52c         3.76c       8.89d
     0.63         9.84       8.57d        245      2.19c         4.48c        2.52c         4.15c       8.89d
     0.65         9.86       9.20d     63,892      1.04c         4.64c        1.37c         4.31c       8.89d
     0.65         9.86       8.95d          2      1.54c         4.31c        1.87c         3.98c       8.89d
---------------------------------------------------------------------------------------------------------
    (0.80)        9.20      (6.53)d    19,961      1.47c        23.52c        3.52c        21.47c       6.03d
    (0.73)        9.27      (6.88)d         2      2.19c         3.60c        4.02c         1.77c       6.03d
    (0.79)        9.21      (6.85)d         1      2.19c         5.49c        4.02c         3.66c       6.03d
    (0.79)        9.21      (6.37)d    47,516      1.04c         8.05c        2.87c         6.22c       6.03d
    (0.79)        9.21      (6.56)d         1      1.54c         6.29c        3.37c         4.46c       6.03d
---------------------------------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                                 SERVICE SHARES
                              INSTITUTIONAL SHARES

                          GOLDMAN SACHS BALANCED FUND

                      GOLDMAN SACHS GROWTH AND INCOME FUND

                    GOLDMAN SACHS CORE LARGE CAP VALUE FUND

                      GOLDMAN SACHS CORE U.S. EQUITY FUND

                    GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

                    GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

                  GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

                       GOLDMAN SACHS CAPITAL GROWTH FUND

                      GOLDMAN SACHS STRATEGIC GROWTH FUND

                    GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

                        GOLDMAN SACHS MID CAP VALUE FUND
                 (FORMERLY, GOLDMAN SACHS MID CAP EQUITY FUND)

                    GOLDMAN SACHS INTERNATIONAL EQUITY FUND

                       GOLDMAN SACHS SMALL CAP VALUE FUND

                       GOLDMAN SACHS EUROPEAN EQUITY FUND

                       GOLDMAN SACHS JAPANESE EQUITY FUND

                   GOLDMAN SACHS INTERNATIONAL SMALL CAP FUND

                   GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

                         GOLDMAN SACHS ASIA GROWTH FUND

                   GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                   (EQUITY PORTFOLIOS OF GOLDMAN SACHS TRUST)

                      SUPPLEMENT DATED OCTOBER 1, 1999 TO
  STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1999 (AS REVISED MAY 5,
                                     1999)

  The semi-annual financials of the Goldman Sachs Real Estate
  Securities Fund for the period ended June 30, 1999 are listed below and are to be incorporated into the Statement of Additional Information.

                                       GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Investments
June 30, 1999 (Unaudited)

  SHARES  DESCRIPTION                                   VALUE
 COMMON STOCKS - 95.7%
  HOTELS - 15.6%
  135,700 Felcor Suites Hotels, Inc.              $  2,815,775
  407,800 Host Marriott Corp.                        4,842,625
  78,700  Meristar Hospitality Corp.                 1,765,831
  173,500 Prime Hospitality Corp.*                   2,082,000
  141,200 Promus Hotel Corp.*                        4,377,200
  383,200 Starwood Hotels & Resorts Worldwide       11,711,550
                                                  ------------
                                                    27,594,981
 -------------------------------------------------------------
  INDUSTRIAL - 7.2%
  192,500 AMB Property Corp.                         4,523,750
  96,700  Centerpoint Properties Corp.               3,541,638
  184,700 Liberty Property Trust                     4,594,413
                                                  ------------
                                                    12,659,801
 -------------------------------------------------------------
  MANUFACTURING HOMES - 1.5%
  100,100 Manufactured Home Communities, Inc.        2,602,600
 -------------------------------------------------------------
  MIXED - 20.8%
  266,600 Brandywine Realty Trust                    5,282,013
  337,200 Catellus Development Corp.*                5,226,600
  151,000 Cousins Properties, Inc.                   5,105,688
  186,100 Duke Realty Investors, Inc.                4,198,881
  135,400 Highwood Properties, Inc.                  3,715,038
  239,400 Prentiss Properties Trust, Inc.            5,625,900
  120,250 Reckson Associates Realty Corp.            2,825,875
  136,100 Vornado Realty Trust                       4,806,031
                                                  ------------
                                                    36,786,026
 -------------------------------------------------------------
  MULTI-FAMILY - 12.4%
  145,800 Apartment Investment & Management Co.      6,232,950
  116,900 AvalonBay Communities, Inc.                4,325,300
  108,300 Equity Residential Properties Trust        4,880,269
  79,800  Essex Property Trust, Inc.                 2,822,925
  133,100 Home Properties of New York, Inc.          3,676,888
                                                  ------------
                                                    21,938,332
 -------------------------------------------------------------
  OFFICE - 18.9%
  85,000  Alexandria Real Estate Equities, Inc.      2,656,250
  145,300 Boston Properties, Inc.                    5,212,638
  200,700 Corporate Office Properties Trust          1,643,231
  243,800 Equity Office Properties Trust             6,247,375
  161,400 Mack-Cali Realty Corp.                     4,993,313
  70,200  Parkway Properties, Inc.                   2,325,375
  134,200 Spieker Properties, Inc.                   5,217,025
  251,600 TrizecHahn Corp.                           5,126,350
                                                  ------------
                                                    33,421,557
 -------------------------------------------------------------

  SHARES  DESCRIPTION                                 VALUE

 COMMON STOCKS - (CONTINUED)

  RETAIL - 15.5%
  265,700 Developers Diversified Realty Corp.   $  4,417,263
  145,900 General Growth Properties                5,179,450
  132,200 Kimco Realty Corp.                       5,172,325
  94,600  Macerich Co.                             2,483,250
  248,300 Prime Retail, Inc.                       2,157,106
  167,750 Rouse Co.                                4,256,656
  149,700 Simon Property Group, Inc.               3,798,634
                                                ------------
                                                  27,464,684
 -----------------------------------------------------------
  SELF-STORAGE - 3.8%
  240,900 Public Storage, Inc.                     6,745,200
 -----------------------------------------------------------
  TOTAL COMMON STOCKS
  (COST $159,041,593)                           $169,213,181
 -----------------------------------------------------------

  PRINCIPAL            INTEREST                        MATURITY
  AMOUNT               RATE                                DATE                            VALUE

 REPURCHASE AGREEMENT - 1.9%

  Joint Repurchase Agreement Account
  $3,400,000             5.13%                       07/01/1999                     $  3,400,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (COST $3,400,000)                                                                 $  3,400,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (COST $162,441,593)(A)                                                            $172,613,181
 -----------------------------------------------------------------------------------------------

  FEDERAL INCOME TAX INFORMATION:
   Gross unrealized gain for investments in which value exceeds
   cost                                                          $ 11,540,689
   Gross unrealized loss for investments in which cost exceeds
   value                                                           (1,381,768)
 -----------------------------------------------------------------------------
  Net unrealized gain                                              10,158,921
 -----------------------------------------------------------------------------

  * Non-income producing security.
 (a) The aggregate cost for federal income tax purposes is $162,454,260.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Assets and Liabilities
June 30, 1999 (Unaudited)

 ASSETS:

  Investment in securities, at value (identified cost
  $162,441,593)                                                   $172,613,181
  Cash                                                                  11,854
  Receivables:
  Dividends and interest                                             1,126,201
  Fund shares sold                                                   3,131,074
  Reimbursement from adviser                                           131,220
  Other assets                                                          14,055
 -----------------------------------------------------------------------------
  TOTAL ASSETS                                                     177,027,585
 -----------------------------------------------------------------------------

 LIABILITIES:

  Payables:
  Fund shares repurchased                                               54,609
  Amounts owed to affiliates                                           185,482
  Accrued expenses and other liabilities                                57,115
 -----------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    297,206
 -----------------------------------------------------------------------------

 NET ASSETS:

  Paid-in capital                                                  165,619,073
  Accumulated undistributed net investment income                      460,080
  Accumulated net realized gain on investment transactions             479,638
  Net unrealized gain on investments                                10,171,588
 -----------------------------------------------------------------------------
  NET ASSETS                                                      $176,730,379
 -----------------------------------------------------------------------------
  Net asset value, offering and redemption price per share:(a)
  Class A                                                                $9.84
  Class B                                                                $9.91
  Class C                                                                $9.84
  Institutional                                                          $9.86
  Service                                                                $9.86
 -----------------------------------------------------------------------------
  Shares outstanding:
  Class A                                                           11,421,966
  Class B                                                               16,228
  Class C                                                               24,880
  Institutional                                                      6,478,918
  Service                                                                  166
 -----------------------------------------------------------------------------
  Total shares outstanding, $.001 par value (unlimited number of
  shares authorized)                                                17,942,158
 -----------------------------------------------------------------------------

 (a) Maximum public offering price per share for Class A shares is $10.41 (NAV per share multiplied by 1.0582). At redemption, Class B and Class C shares are subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statement of Operations
For the Six Months Ended June 30, 1999 (Unaudited)

  INVESTMENT INCOME:
  Dividends(a)                                                  $ 4,057,514
  Interest                                                           98,952
 --------------------------------------------------------------------------
  TOTAL INCOME                                                    4,156,466
 --------------------------------------------------------------------------
  EXPENSES:
  Management fees                                                   714,274
  Distribution and service fees(b)                                  215,624
  Registration fees                                                 101,967
  Transfer agent fees(c)                                             93,135
  Custodian fees                                                     38,950
  Professional fees                                                  31,272
  Trustee fees                                                        5,334
  Other                                                              58,128
 --------------------------------------------------------------------------
  TOTAL EXPENSES                                                  1,258,684
 --------------------------------------------------------------------------
  Less -- expenses reimbursed and fees waived                     (340,194)
 --------------------------------------------------------------------------
  NET EXPENSES                                                      918,490
 --------------------------------------------------------------------------
  NET INVESTMENT INCOME                                           3,237,976
 --------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS:
  Net realized gain from investment transactions                    752,553
  Net change in unrealized gain on investments                    9,901,592
 --------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED GAIN ON INVESTMENT TRANSACTIONS:   10,654,145
 --------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $13,892,121
 --------------------------------------------------------------------------

 (a) Taxes withheld on dividends were $6,342.
 (b) Class A, Class B and Class C had distribution and service fees of $214,805, $326 and $493, respectively.
 (c) Class A, Class B, Class C and Institutional Class had transfer agent fees of $81,625, $62, $94 and $11,354, respectively.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Statements of Changes in Net Assets

                                             FOR THE SIX
                                            MONTHS ENDED        FOR THE
                                            JUNE 30, 1999     PERIOD ENDED
                                             (UNAUDITED)  DECEMBER 31, 1998(A)
  FROM OPERATIONS:
  Net investment income                      $  3,237,976          $   756,089
  Net realized gain (loss) on investment
  transactions                                    752,553             (272,915)
  Net change in unrealized gain on
  investments                                   9,901,592              269,996
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                              13,892,121              753,170
 ------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
  Class A shares                              (1,773,487)             (142,487)
  Class B shares                                  (1,580)                   (6)
  Class C shares                                  (2,474)                  (17)
  Institutional shares                        (1,178,731)             (435,155)
  Service shares                                     (27)                  (21)
 ------------------------------------------------------------------------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (2,956,299)             (577,686)
 ------------------------------------------------------------------------------
  FROM SHARE TRANSACTIONS:
  Proceeds from sales of shares               102,212,306           68,339,282
  Reinvestment of dividends and
  distributions                                 2,153,017              377,842
  Cost of shares repurchased                  (6,052,019)           (1,411,355)
 ------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM SHARE TRANSACTIONS                      98,313,304           67,305,769
 ------------------------------------------------------------------------------
  TOTAL INCREASE                              109,249,126           67,481,253
 ------------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                          67,481,253                   --
 ------------------------------------------------------------------------------
  End of period                              $176,730,379          $67,481,253
 ------------------------------------------------------------------------------
  ACCUMULATED UNDISTRIBUTED NET INVESTMENT
  INCOME                                     $    460,080          $   178,403
 ------------------------------------------------------------------------------

 (a) Commencement of operations was July 27, 1998 for all classes.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                       GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Notes to Financial Statements
June 30, 1999 (Unaudited)

 1. ORGANIZATION

 Goldman Sachs Trust (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the Goldman Sachs Real Estate Securi-ties Fund (the "Fund"). The Fund is a diversified portfolio offering five classes of shares -- Class A, Class B, Class C, Institutional and Service.
  The Fund invests primarily in securities of issuers that are engaged in or related to the real estate industry, and does have a policy of concentrating its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of the significant accounting policies consist-ently followed by the Fund. The preparation of financial statements in con-formity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

 A. Investment Valuation -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale or closing price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Restricted securities, and other securities for which quo-tations are not readily available, are valued at fair value using methods ap-proved by the Board of Trustees.

 B. Securities Transactions and Investment Income -- Securities transactions are recorded as of the trade date. Realized gains and losses on sales of in-vestments are calculated on the identified-cost basis. Dividend income is re-corded on the ex-dividend date. Dividends for which the Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend. This amount is also used as an estimate of the fair value of the stock received. Interest income is determined on the basis of interest accrued.

 C. Federal Taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provision is required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying fi-nancial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from capital, depending on the type of book/tax differences that may exist. In addition, distributions paid by the Fund's investments in real estate investment trusts ("REITs") of-ten include a "return of capital" which is recorded by the Fund as a reduc-tion of the cost basis of the securities held. The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an eq-uity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the dis-tribution is deemed a return of capital, and is generally not taxable to shareholders.
   The Fund, at its most recent tax year-end of December 31, 1998, had approx-imately $230,000 of capital loss carryforwards expiring in 2006 for U.S. tax purposes. This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

 D. EXPENSES -- Expenses incurred by the Trust which do not specifically re-late to an individual fund of the Trust are allocated to the funds on a straight-line or pro rata basis depending upon the nature of the expense.
   Class A, Class B and Class C shareholders of the Fund bear all expenses and fees relating to their respective Distribution and Service Plans. Each class of shares separately bears its respective class-specific transfer agency fees. Shareholders of Service shares bear all expenses and fees paid to serv-ice organizations.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND


 E. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the li-ability related to such option is extinguished. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium origi-nally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received.
   Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-mar-ket to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, de-pending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a pur-chased put option, the Fund will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

 3. AGREEMENTS

 Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), serves as investment adviser pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to the general supervision of the Trust's Board of Trustees, manages the Fund's portfolio. As compensation for the services rendered under the Agreement, the assumption of the expenses related thereto and administer-ing the Fund's business affairs, including providing facilities, GSAM is en-titled to a fee, computed daily and payable monthly, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
   Goldman Sachs has voluntarily agreed to reduce or limit certain "Other Ex-penses" for the Fund (excluding management fees, Service share fees, distri-bution and service fees, litigation and indemnification costs, taxes, interest, brokerage commissions, transfer agent fees and extraordinary ex-penses) until further notice to the extent such expenses exceed .00% of the average daily net assets of the Fund. For the period ended June 30, 1999, the adviser reimbursed approximately $233,000.
   Goldman Sachs serves as the Distributor of shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges and has advised the Fund that it retained approximately $795,000 for the period ended June 30, 1999.
   The Trust, on behalf of the Fund, has adopted Distribution and Service plans. Under the Distribution and Service plans, Goldman Sachs and/or Autho-rized Dealers are entitled to a monthly fee for distribution and shareholder maintenance services equal, on an annual basis, to .50%, 1.00% and 1.00% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal, on an annual basis, to .25% of the average daily net assets attributable to the Class A shares. For the pe-riod ended June 30, 1999, Goldman Sachs has waived approximately $107,000 of the Distribution and Service fees attributable to the Class A shares. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
   The Trust, on behalf of the Fund, has adopted a Service Plan. This Plan al-lows for Service shares to compensate service organizations for providing va-rying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations in an amount up to .50% (on an annualized basis), of the average daily net asset value of the Service shares.
   Goldman Sachs also serves as the Transfer Agent of the Fund for a fee cal-culated daily and payable monthly at an annual rate as follows: .19% of the average daily net assets for Class A, Class B and Class C shares and .04% of the average daily net assets for Institutional and Service shares.

                                       GOLDMAN SACHS REAL ESTATE SECURITIES FUND

June 30, 1999 (Unaudited)

   At June 30, 1999, the Fund owed approximately $143,000, $23,000 and $19,000 for Management, Distribution and Service and Transfer Agent fees, respective-ly.

 4. PORTFOLIO SECURITIES TRANSACTIONS

 Purchases and proceeds of sales or maturities of securities (excluding short-term investments) for the period ended June 30, 1999, were $111,653,665 and $12,047,117, respectively.
   For the period ended June 30, 1999, Goldman Sachs earned approximately $15,600 of brokerage commissions from portfolio transactions.

 5. REPURCHASE AGREEMENTS

 During the term of a repurchase agreement, the value of the underlying secu-rities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Fund's custodian.

 6. JOINT REPURCHASE AGREEMENT ACCOUNT

 The Fund, together with other registered investment companies having manage-ment agreements with GSAM or its affiliates, transfers uninvested cash bal-ances into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. At June 30, 1999, the Fund had an undi-vided interest in the following joint repurchase agreement account, which equaled $3,400,000 in principal amount. At June 30, 1999, the repurchase agreements held in this joint account were fully collateralized by Federal Agency obligations.

                                PRINCIPAL   INTEREST   MATURITY    AMORTIZED
 REPURCHASE AGREEMENTS            AMOUNT      RATE       DATE         COST
 ------------------------------------------------------------------------------
 ABN/AMRO, INC.                $412,400,000     5.30% 07/01/1999 $  412,400,000
 ------------------------------------------------------------------------------
 BANC OF AMERICA SECURITIES     500,000,000     5.05  07/01/1999    500,000,000
 ------------------------------------------------------------------------------
 BEAR STEARNS COMPANIES, INC.   200,000,000     5.00  07/01/1999    200,000,000
 ------------------------------------------------------------------------------
 TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                        $1,112,400,000
 ------------------------------------------------------------------------------

 7. LINE OF CREDIT FACILITY

 The Fund participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, the Fund now participates in a $250,000,000 uncommitted and a $250,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, the Fund must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. The committed facility also requires a fee to be paid by the Fund based on the amount of the commitment which has not been utilized. During the six months ended June 30, 1999, the Fund did not have any borrowings under any of these facilities.

 8. OTHER MATTERS

 As of June 30, 1999, the Goldman Sachs Growth and Income Strategy Portfolio was the beneficial owner of approximately 5% of the outstanding shares of the Fund.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND


 9. SUMMARY OF SHARE TRANSACTIONS

 Share activity for the six months ended June 30, 1999 (unaudited) and the pe-riod ended December 31, 1998 is as follows:

                            FOR THE SIX MONTHS
                           ENDED JUNE 30, 1999   FOR THE PERIOD ENDED DECEMBER 31, 1998(A)
                              --------------------------------------------------------------
                            SHARES      DOLLARS               SHARES                DOLLARS
 -------------------------------------------------------------------------------------------
 CLASS A SHARES
 Shares sold             9,212,080  $85,520,390            2,290,778  $          21,057,481
 Reinvestment of divi-
dends and distribu-
tions                      176,603    1,632,004               15,406                140,082
 Shares repurchased       (136,082)  (1,362,723)            (136,819)            (1,259,100)
                              --------------------------------------------------------------
                         9,252,601   85,789,671            2,169,365             19,938,463
 -------------------------------------------------------------------------------------------
 CLASS B SHARES
 Shares sold                15,888      149,550                3,365                 30,562
 Reinvestment of divi-
dends and distribu-
tions                          151        1,454                    1                      6
 Shares repurchased             --           --               (3,177)               (29,200)
                              --------------------------------------------------------------
                            16,039      151,004                  189                  1,368
 -------------------------------------------------------------------------------------------
 CLASS C SHARES
 Shares sold                24,658      236,137                  161                  1,600
 Reinvestment of divi-
dends and distribu-
tions                          221        2,082                    2                     16
 Shares repurchased           (162)      (1,436)                  --                     --
                              --------------------------------------------------------------
                            24,717      236,783                  163                  1,616
 -------------------------------------------------------------------------------------------
 INSTITUTIONAL SHARES
 Shares sold             1,756,918   16,306,229            5,144,538             47,248,039
 Reinvestment of divi-
dends and distribu-
tions                       55,905      517,451               25,915                237,717
 Shares repurchased       (491,039)  (4,687,860)             (13,319)              (123,055)
                              --------------------------------------------------------------
                         1,321,784   12,135,820            5,157,134             47,362,701
 -------------------------------------------------------------------------------------------
 SERVICE SHARES
 Shares sold                    --           --                  161                  1,600
 Reinvestment of divi-
dends and distribu-
tions                            3           26                    2                     21
 Shares repurchased             --           --                   --                     --
                              --------------------------------------------------------------
                                 3           26                  163                  1,621
 -------------------------------------------------------------------------------------------
 NET INCREASE           10,615,144  $98,313,304            7,327,014  $          67,305,769
 -------------------------------------------------------------------------------------------

 (a) Commencement of operations was July 27, 1998 for all classes.

                                       GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period


                                      INCOME FROM                DISTRIBUTIONS TO
                               INVESTMENT OPERATIONS(A)            SHAREHOLDERS
                          ------------------------------------ ---------------------
                                                 NET REALIZED
                          NET ASSET             AND UNREALIZED            IN EXCESS
                           VALUE,      NET      GAIN (LOSS) ON  FROM NET    OF NET
                          BEGINNING INVESTMENT    INVESTMENT   INVESTMENT INVESTMENT
                          OF PERIOD   INCOME     TRANSACTIONS    INCOME     INCOME
 FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
  1999 - Class A Shares     $9.20     $0.21(e)      $0.60(e)     $(0.17)     $--
  1999 - Class B Shares      9.27      0.20(e)       0.59(e)      (0.15)      --
  1999 - Class C Shares      9.21      0.21(e)       0.57(e)      (0.15)      --
  1999 - Institutional
  Shares                     9.21      0.22(e)       0.61(e)      (0.18)      --
  1999 - Service Shares      9.21      0.20(e)       0.61(e)      (0.16)      --
 FOR THE PERIOD ENDED DECEMBER 31,
  1998 - Class A Shares
  (commenced July 27)       10.00      0.15         (0.80)        (0.15)      --
  1998 - Class B Shares
  (commenced July 27)       10.00      0.14(e)      (0.83)(e)     (0.04)      --
  1998 - Class C Shares
  (commenced July 27)       10.00      0.22(e)      (0.91)(e)     (0.10)      --
  1998 - Institutional
  Shares (commenced July
  27)                       10.00      0.31(e)      (0.95)(e)     (0.15)      --
  1998 - Service Shares
  (commenced July 27)       10.00      0.25(e)      (0.91)(e)     (0.13)      --
 -----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.

 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account.
 (c) Annualized.
 (d) Not annualized.
 (e) Calculated based on the average shares outstanding methodology.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

                                                                                     RATIOS ASSUMING
                                                                                   NO VOLUNTARY WAIVER
                                                                                         OF FEES
                                                                                  OR EXPENSE LIMITATIONS
                                                                                ---------------------------
                                                                    RATIO OF                    RATIO OF
   NET INCREASE                          NET ASSETS   RATIO OF   NET INVESTMENT  RATIO OF    NET INVESTMENT
    (DECREASE)    NET ASSET              AT END OF  NET EXPENSES   INCOME TO    EXPENSES TO      INCOME     PORTFOLIO
   IN NET ASSET   VALUE, END   TOTAL       PERIOD    TO AVERAGE     AVERAGE     AVERAGE NET    TO AVERAGE   TURNOVER
      VALUE       OF PERIOD  RETURN(B)   (IN 000S)   NET ASSETS    NET ASSETS     ASSETS       NET ASSETS     RATE
      $0.64         $9.84       8.91%(d)  $112,430      1.44%(c)      4.47%(c)     2.02%(c)       3.89%(c)   8.89%(d)
       0.64          9.91       8.63(d)        161      2.19(c)       4.09(c)      2.52(c)        3.76(c)    8.89(d)
       0.63          9.84       8.57(d)        245      2.19(c)       4.48(c)      2.52(c)        4.15(c)    8.89(d)
       0.65          9.86       9.20(d)     63,892      1.04(c)       4.64(c)      1.37(c)        4.31(c)    8.89(d)
       0.65          9.86       8.95(d)          2      1.54(c)       4.31(c)      1.87(c)        3.98(c)    8.89(d)
      (0.80)         9.20      (6.53)(d)    19,961      1.47(c)      23.52(c)      3.52(c)       21.47(c)    6.03(d)
      (0.73)         9.27      (6.88)(d)         2      2.19(c)       3.60(c)      4.02(c)        1.77(c)    6.03(d)
      (0.79)         9.21      (6.85)(d)         1      2.19(c)       5.49(c)      4.02(c)        3.66(c)    6.03(d)
      (0.79)         9.21      (6.37)(d)    47,516      1.04(c)       8.05(c)      2.87(c)        6.22(c)    6.03(d)
      (0.79)         9.21      (6.56)(d)         1      1.54(c)       6.29(c)      3.37(c)        4.46(c)    6.03(d)
---------------------------------------------------------------------------------------------------------------------

10